SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated January 22, 2021
to the Class F Shares Prospectus, dated January 31, 2020, as restated March 18, 2020 and amended May 15, 2020, May 22, 2020, July 10, 2020, July 27, 2020, August 12, 2020 and
December 4, 2020 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

NWQ Investment Management Company, LLC no longer serves as a sub-adviser to the Fund. As such, all references to NWQ Investment Management Company, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	Jens Hansen	Since 2021	Managing Director, Chief Investment Officer—Global Equity Team
	Klaus Petersen	Since 2021	Managing Director, Senior Portfolio Manager
	Claus Juul	Since 2021	Vice President, Portfolio Manager
	Åsa Annerstedt	Since 2021	Vice President, Portfolio Manager
	Allan Jensens, CFA	Since 2021	Vice President, Portfolio Manager
	Chris Gowlland, CFA	Since 2021	Senior Vice President, Head of Equity Quantitative Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust (MIMBT), located at 610 Market Street, Philadelphia, Pennsylvania 19106, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to DIFA. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). Jens Hansen heads the firm's Global Equity team and is a Portfolio Manager for the team's strategies. He joined Macquarie Investment Management (MIM) in June 2018. Mr. Hansen has been a Portfolio Manager since 2001. Mr. Hansen started his career in 1982 with Spar Nord Bank, where he worked as an analyst and trader of bonds, equities, and derivatives. In 1994, he joined Nykredit Bank, where he worked as a bond trader. Mr. Hansen attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade. Klaus Petersen is a Senior Portfolio Manager for the firm's Global Equity team. He joined MIM in June 2018. Mr. Petersen has been a Portfolio Manager since 2006. Previously, he worked for ATP, Denmark's largest pension fund, beginning in 1999 as a Senior Portfolio Manager and later in the role as team leader of the technology, media, and telecommunications (TMT) team. He joined Codan Bank in 1996, first as a Senior Sales Analyst and later as a Senior Portfolio Manager. Between 1988 and 1996, Mr. Petersen worked for various brokers as an Equity Sales Analyst. He started his career in 1984 as an administrator of pension pools at Faellesbanken in Denmark. Mr. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting). Claus Juul is a Portfolio Manager for the firm's Global Equity team. He joined MIM in June 2018. Mr. Juul has been a portfolio manager since 2004. Prior to that, he was an Equity Analyst at Spar Nord Bank before becoming Vice President of the research department in 2001. He started his career in 1998 with Sydbank as an Equity Analyst. He attended the Aarhus School of Business where he gained a master's degree in economics and business administration. Åsa Annerstedt is a Portfolio Manager for the firm's Global Equity team. She joined MIM in June 2018. Ms. Annerstedt has been a Portfolio Manager since 2013. Previously, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Between 1999 and 2009, Ms. Annerstedt managed award-winning European Small Cap and Global Equity portfolios at SEB Asset Management in Denmark. She started her career in 1996 as a business controller and consultant in Sweden. Ms. Annerstedt attended Ecole Supérieur de Commerce in Paris and Marseille and earned a master's degree in finance and international trade from Lund University in Sweden. Allan Saustrup Jensen joined MIM in May 2020 as a Portfolio Manager for the firm's Global Equity team. He has more than 20 years of experience in the asset management industry. Prior to joining MIM, he spent five years at European Capital Partners as a fund manager. From 2010 to 2015, Mr. Jensen was a trader at European Value Partners. Prior to that, he spent four years at UBS Wealth Management as a Portfolio

Manager. He began his investment career at Nordea Bank. Mr. Jensen attended Copenhagen Business School where he earned a Graduate Diploma in finance. Chris Gowlland is the Head of Equity Quantitative Research, a role he assumed in July 2019. As part of his role, he also serves as Portfolio Manager for certain portfolios managed by the Global Equity team and for several different strategies in the firm's multi-asset class offerings. Previously, Mr. Gowlland was a Senior Quantitative Analyst for the firm's equity department. Prior to joining MIM in May 2007, he spent seven years working in fundamental equity research and corporate finance for Morgan Stanley and Commerzbank Securities, followed by two years as a quantitative strategist at Morgan Stanley and at State Street Global Markets. Mr. Gowlland holds a bachelor's degree in Chinese and Spanish from the University of Leeds (U.K.), a master's degree in development studies from Brown University, and another master's degree in international management from Thunderbird. He also spent several years in a Ph.D. program in political economy at Harvard University. Mr. Gowlland is a member of the CFA Institute, the CFA Society New York, the CFA Society of Philadelphia, and the Society of Quantitative Analysts.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1320 (1/21)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated January 22, 2021
to the Class I Shares Prospectus, dated January 31, 2020, as restated March 18, 2020 and amended July 10, 2020 and August 12, 2020 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

NWQ Investment Management Company, LLC no longer serves as a sub-adviser to the Fund. As such, all references to NWQ Investment Management Company, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	Jens Hansen	Since 2021	Managing Director, Chief Investment Officer—Global Equity Team
	Klaus Petersen	Since 2021	Managing Director, Senior Portfolio Manager
	Claus Juul	Since 2021	Vice President, Portfolio Manager
	Åsa Annerstedt	Since 2021	Vice President, Portfolio Manager
	Allan Jensens, CFA	Since 2021	Vice President, Portfolio Manager
	Chris Gowlland, CFA	Since 2021	Senior Vice President, Head of Equity Quantitative Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust (MIMBT), located at 610 Market Street, Philadelphia, Pennsylvania 19106, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to DIFA. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). Jens Hansen heads the firm's Global Equity team and is a Portfolio Manager for the team's strategies. He joined Macquarie Investment Management (MIM) in June 2018. Mr. Hansen has been a Portfolio Manager since 2001. Mr. Hansen started his career in 1982 with Spar Nord Bank, where he worked as an analyst and trader of bonds, equities, and derivatives. In 1994, he joined Nykredit Bank, where he worked as a bond trader. Mr. Hansen attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade. Klaus Petersen is a Senior Portfolio Manager for the firm's Global Equity team. He joined MIM in June 2018. Mr. Petersen has been a Portfolio Manager since 2006. Previously, he worked for ATP, Denmark's largest pension fund, beginning in 1999 as a Senior Portfolio Manager and later in the role as team leader of the technology, media, and telecommunications (TMT) team. He joined Codan Bank in 1996, first as a Senior Sales Analyst and later as a Senior Portfolio Manager. Between 1988 and 1996, Mr. Petersen worked for various brokers as an Equity Sales Analyst. He started his career in 1984 as an administrator of pension pools at Faellesbanken in Denmark. Mr. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting). Claus Juul is a Portfolio Manager for the firm's Global Equity team. He joined MIM in June 2018. Mr. Juul has been a portfolio manager since 2004. Prior to that, he was an Equity Analyst at Spar Nord Bank before becoming Vice President of the research department in 2001. He started his career in 1998 with Sydbank as an Equity Analyst. He attended the Aarhus School of Business where he gained a master's degree in economics and business administration. Åsa Annerstedt is a Portfolio Manager for the firm's Global Equity team. She joined MIM in June 2018. Ms. Annerstedt has been a Portfolio Manager since 2013. Previously, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Between 1999 and 2009, Ms. Annerstedt managed award-winning European Small Cap and Global Equity portfolios at SEB Asset Management in Denmark. She started her career in 1996 as a business controller and consultant in Sweden. Ms. Annerstedt attended Ecole Supérieur de Commerce in Paris and Marseille and earned a master's degree in finance and international trade from Lund University in Sweden. Allan Saustrup Jensen joined MIM in May 2020 as a Portfolio Manager for the firm's Global Equity team. He has more than 20 years of experience in the asset management industry. Prior to joining MIM, he spent five years at European Capital Partners as a fund manager. From 2010 to 2015, Mr. Jensen was a trader at European Value Partners. Prior to that, he spent four years at UBS Wealth Management as a Portfolio Manager. He began his investment career at Nordea Bank. Mr. Jensen attended Copenhagen Business School where he earned a Graduate Diploma in finance. Chris Gowlland is the Head of Equity Quantitative Research, a role he assumed in July 2019. As part of his role, he also serves as Portfolio Manager for certain portfolios managed by the Global Equity team and for several different strategies in the firm's multi-asset class offerings. Previously, Mr. Gowlland was a Senior Quantitative Analyst for the firm's equity department. Prior to joining MIM in May 2007, he spent seven years working in fundamental equity research and corporate finance for Morgan Stanley and Commerzbank Securities, followed by two years as a quantitative strategist at Morgan Stanley and at State Street Global Markets. Mr. Gowlland holds a bachelor's degree in Chinese and Spanish from the University of Leeds (U.K.), a master's degree in development studies from Brown University, and another master's degree in international management from Thunderbird. He also spent several years in a Ph.D. program in political economy at Harvard University. Mr. Gowlland is a member of the CFA Institute, the CFA Society New York, the CFA Society of Philadelphia, and the Society of Quantitative Analysts.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F- 1321 (1/21)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated January 22, 2021
to the Class Y Shares Prospectus, dated January 31, 2020, as restated March 18, 2020 and amended May 15, 2020, May 22, 2020, July 10, 2020, July 27, 2020, August 12, 2020 and December 4, 2020 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

NWQ Investment Management Company, LLC no longer serves as a sub-adviser to the Fund. As such, all references to NWQ Investment Management Company, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	Jens Hansen	Since 2021	Managing Director, Chief Investment Officer—Global Equity Team
	Klaus Petersen	Since 2021	Managing Director, Senior Portfolio Manager
	Claus Juul	Since 2021	Vice President, Portfolio Manager
	Åsa Annerstedt	Since 2021	Vice President, Portfolio Manager
	Allan Jensens, CFA	Since 2021	Vice President, Portfolio Manager
	Chris Gowlland, CFA	Since 2021	Senior Vice President, Head of Equity Quantitative Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust (MIMBT), located at 610 Market Street, Philadelphia, Pennsylvania 19106, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to DIFA. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). Jens Hansen heads the firm's Global Equity team and is a Portfolio Manager for the team's strategies. He joined Macquarie Investment Management (MIM) in June 2018. Mr. Hansen has been a Portfolio Manager since 2001. Mr. Hansen started his career in 1982 with Spar Nord Bank, where he worked as an analyst and trader of bonds, equities, and derivatives. In 1994, he joined Nykredit Bank, where he worked as a bond trader. Mr. Hansen attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade. Klaus Petersen is a Senior Portfolio Manager for the firm's Global Equity team. He joined MIM in June 2018. Mr. Petersen has been a Portfolio Manager since 2006. Previously, he worked for ATP, Denmark's largest pension fund, beginning in 1999 as a Senior Portfolio Manager and later in the role as team leader of the technology, media, and telecommunications (TMT) team. He joined Codan Bank in 1996, first as a Senior Sales Analyst and later as a Senior Portfolio Manager. Between 1988 and 1996, Mr. Petersen worked for various brokers as an Equity Sales Analyst. He started his career in 1984 as an administrator of pension pools at Faellesbanken in Denmark. Mr. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting). Claus Juul is a Portfolio Manager for the firm's Global Equity team. He joined MIM in June 2018. Mr. Juul has been a portfolio manager since 2004. Prior to that, he was an Equity Analyst at Spar Nord Bank before becoming Vice President of the research department in 2001. He started his career in 1998 with Sydbank as an Equity Analyst. He attended the Aarhus School of Business where he gained a master's degree in economics and business administration. Åsa Annerstedt is a Portfolio Manager for the firm's Global Equity team. She joined MIM in June 2018. Ms. Annerstedt has been a Portfolio Manager since 2013. Previously, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Between 1999 and 2009, Ms. Annerstedt managed award-winning European Small Cap and Global Equity portfolios at SEB Asset Management in Denmark. She started her career in 1996 as a business controller and consultant in Sweden. Ms. Annerstedt attended Ecole Supérieur de Commerce in Paris and Marseille and earned a master's degree in finance and international trade from Lund University in Sweden. Allan Saustrup Jensen joined MIM in May 2020 as a Portfolio Manager for the firm's Global Equity team. He has more than 20 years of experience in the asset management industry. Prior to joining MIM, he spent five years at European Capital Partners as a fund manager. From 2010 to 2015, Mr. Jensen was a trader at European Value Partners. Prior to that, he spent four years at UBS Wealth Management as a Portfolio Manager. He began his investment career at Nordea Bank. Mr. Jensen attended Copenhagen Business School where he earned a Graduate Diploma in finance. Chris Gowlland is the Head of Equity Quantitative Research, a role he assumed in July 2019. As part of his role, he also serves as Portfolio Manager for certain portfolios managed by the Global Equity team and for several different strategies in the firm's multi-asset class offerings. Previously, Mr. Gowlland was a Senior Quantitative Analyst for the firm's equity department. Prior to joining MIM in May 2007, he spent seven years working in fundamental equity research and corporate finance for Morgan Stanley and Commerzbank Securities, followed by two years as a quantitative strategist at Morgan Stanley and at State Street Global Markets. Mr. Gowlland holds a bachelor's degree in Chinese and Spanish from the University of Leeds (U.K.), a master's degree in development studies from Brown University, and another master's degree in international management from Thunderbird. He also spent several years in a Ph.D. program in political economy at Harvard University. Mr. Gowlland is a member of the CFA Institute, the CFA Society New York, the CFA Society of Philadelphia, and the Society of Quantitative Analysts.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1322 (1/21)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated January 22, 2021
to the Statement of Additional Information, dated January 31, 2020, as amended May 15, 2020, May 22, 2020, July 10, 2020, July 27, 2020, August 12, 2020 and December 4, 2020 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

NWQ Investment Management Company, LLC no longer serves as a sub-adviser to the Fund. As such, all references to NWQ Investment Management Company, LLC are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

DELAWARE INVESTMENTS FUND ADVISERS, A SERIES OF MACQUARIE INVESTMENT MANAGEMENT BUSINESS TRUST—Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust ("MIMBT"), serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. ("MMHI"). MMHI is a subsidiary and subject to the ultimate control of Macquarie Group Limited ("Macquarie"). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Macquarie Investment Management is the marketing name for certain companies comprising the asset management division of Macquarie. Other than Macquarie Bank Limited ("MBL"), none of the entities referred to in this document are authorized deposit-taking institutions for the purposes of Banking Act of 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL, a subsidiary of Macquarie and an affiliate of DIFA. MBL does not guarantee or otherwise provide assurance in respect of the obligations of that entity, unless noted otherwise.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

DIFA

Compensation. SIMC pays DIFA a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between DIFA and SIMC. DIFA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2020.

Base Salary—Each portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus—Global Equity Portfolio Managers. Fixed remuneration is determined by the individual's skills, contribution to Macquarie's success and competitor analysis to attract and retain the highest caliber staff. Performance based remuneration is in the form of profit share which is discretionary in nature and truly variable. Performance-based profit share is allocated to Macquarie businesses and, in turn, to individuals based on performance. Performance is primarily assessed based on relative contribution to profits while taking into account capital usage and risk management. This results in businesses and individuals being motivated to increase earnings and to use shareholder funds efficiently, consistent with prudent risk-taking. The Global Equity team is a separate profit center within Macquarie and they receive a portion of the profits generated by the Global Equity Business. Performance assessment and profit share split is a function of many aspects; these are listed below in decreasing order of significance: (i) profitability of the funds managed (as revenue is generated from both the management fees and performance fees of the funds managed by the team, profitability is a function of both the assets under management and the excess performance of the funds relative to their respective benchmarks over the relevant performance period); (ii) performance of equity funds excess to benchmark and relative to peers over 1, 3, and 5 years; (iii) research quality and efficiency; (iv) product development initiative; and (v) overall business unit profitability. In addition, other qualitative measures are used in assessing individual performance, such as: how business is done, governance and compliance, long-term sustainability, people leadership, and adherence to Macquarie's goals and values. Staff are motivated to work co-operatively given that their profit share will reflect Macquarie's overall performance, the relative performance of their business and their individual contribution. Macquarie endorses profit share retention whereby a proportion is retained and notionally invested in underlying assets/funds the individual is responsible for aligning employees' interests with those of the wider business.

Bonus—Equity Quantitative Portfolio Manager. The portfolio manager is eligible to receive an annual cash bonus. Due to the broad nature of their roles in addition to their management responsibilities for certain series, the amounts of their bonuses are not tied to a bonus pool or specific quantitative performance measurement. While the performance of the series is a factor in determining bonuses, their bonuses are also based on individual performance measurements, both objective and subjective, as determined by senior management.

Ownership of Fund Shares. As of September 30, 2020, DIFA's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2020, in addition to the International Equity Fund, DIFA's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jens Hansen	5	$1,077	6	$1,304	11	$2,932
Klaus Petersen	5	$1,077	6	$1,304	11	$2,932
Claus Juul	5	$1,077	6	$1,304	11	$2,932
Asa Annerstedt	5	$1,077	6	$1,304	11	$2,932
Allen Jensen	5	$1,077	6	$1,304	11	$2,932
Chris Gowlland	9	$1,493	1	$17.85	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the International Equity Fund and the investment action for each other fund or account and the International Equity Fund may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one account and the International Equity Fund may adversely affect the value of securities held by another fund or account. Additionally, the management of multiple other funds or accounts and the International Equity Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the International Equity Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DIFA has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While DIFA's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F 1323 (1/21)